Cost Method Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Shanxi Jiuyuanji Culture Industry Investment Co., Ltd. USD ($)	Jun. 30, 2012 Shanxi Jiuyuanji Culture Industry Investment Co., Ltd. CNY
Schedule of Cost Method Investments [Line Items]
Equity interest percentage				8.93%	8.93%
Equity interest cash contributions				$ 803	5,000
Impairment on cost method investments	$ 0	$ 0	$ 0